EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on April 30, 2018 (Accession No. 0001193125-18-143206), to the Prospectus dated March 1, 2018, for the Class A, I, R, and T shares of 1290 Unconstrained Bond Managers Fund, a series of 1290 Funds.